Incorporated herein by reference is a supplement to the prospectus of MFS U.S. Government Money Market Fund (formerly MFS Money Market Fund), a series of MFS Series Trust IV (File No. 002-54607), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 17, 2015 (SEC Accession No. 0000912938-15-000240).